UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Value Fund (Formerly Great-West Loomis Sayles Small Cap Value Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	28.43%
Industrial	19.43
Consumer, Cyclical	16.55
Consumer, Non-cyclical	15.03
Technology	6.53
Energy	5.81
Communications	2.98
Basic Materials	2.77
Utilities	2.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,251.40	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.66
Investor Class
Actual	$1,000.00	$1,248.90	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.46
* Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.69%
30,300	American Vanguard Corp	$ 530,553
18,806	Ashland Global Holdings Inc	1,645,525
45,641	Cabot Corp	2,598,342
12,100	Commercial Metals Co	371,712
14,000	Domtar Corp(a)	769,440
15,900	Glatfelter Corp	222,123
6,000	Hawkins Inc	196,500
2,900	HB Fuller Co	184,469
15,389	Ingevity Corp(a)	1,252,049
5,800	Kaiser Aluminum Corp	716,242
36,500	Mercer International Inc	465,375
20,900	PQ Group Holdings Inc	321,024
5,000	Schnitzer Steel Industries Inc Class A	245,250
87,753	Valvoline Inc	2,848,463
2,700	W R Grace & Co	186,624
13,900	Westlake Chemical Partners LP	374,188
		12,927,879
Communications — 2.90%
18,900	Casa Systems Inc(a)	167,643
30,600	Entravision Communications Corp Class A	204,408
3,800	ePlus Inc(a)	329,422
101,017	Gray Television Inc	2,363,798
124,014	Houghton Mifflin Harcourt Co(a)	1,369,114
9,433	Liberty Broadband Corp Class C(a)	1,638,135
86,101	Liberty Latin America Ltd Class C(a)	1,214,024
51,000	MDC Partners Inc Class A(a)	298,350
24,500	MSG Networks Inc Class A(a)	357,210
4,000	NETGEAR Inc(a)	153,280
4,700	Preformed Line Products Co	348,740
10,800	TEGNA Inc	202,608
14,616	Thryv Holdings Inc(a)	522,814
66,465	United States Cellular Corp(a)	2,413,344
133,598	Viavi Solutions Inc(a)	2,359,341
		13,942,231
Consumer, Cyclical — 16.12%
17,100	Adient PLC(a)	772,920
13,000	American Eagle Outfitters Inc	487,890
4,000	Asbury Automotive Group Inc(a)	685,480
5,600	Big Lots Inc	369,656
23,200	Blue Bird Corp(a)	576,752
5,600	Brinker International Inc(a)	346,360
30,917	Brunswick Corp	3,079,952
57,928	Cannae Holdings Inc(a)	1,964,338
42,100	Cato Corp Class A	710,227
8,200	Century Communities Inc	545,628
12,094	Churchill Downs Inc	2,397,756
50,805	Core-Mark Holding Co Inc	2,286,733
Shares		Fair Value
Consumer, Cyclical — (continued)
6,746	Cracker Barrel Old Country Store Inc	$ 1,001,511
10,900	Culp Inc	177,670
123,748	Dana Inc	2,940,253
1,000	Dillard's Inc Class A	180,880
25,500	Ethan Allen Interiors Inc	703,800
6,300	Foot Locker Inc	388,269
5,793	Fox Factory Holding Corp(a)	901,738
9,100	Franchise Group Inc	320,957
11,200	G-III Apparel Group Ltd(a)	368,032
114,188	Garrett Motion Inc(a)	911,220
11,400	Genesco Inc(a)	725,952
116,005	Goodyear Tire & Rubber Co(a)	1,989,486
6,400	Green Brick Partners Inc(a)	145,536
5,100	Group 1 Automotive Inc	787,593
5,200	H&E Equipment Services Inc	173,004
9,300	Herman Miller Inc	438,402
6,400	Hibbett Inc(a)	573,632
17,300	Hilton Grand Vacations Inc(a)	716,047
16,100	Hooker Furniture Corp	557,704
37,517	IAA Inc(a)	2,046,177
48,200	Interface Inc	737,460
18,800	International Game Technology PLC(a)	450,448
5,200	Jack in the Box Inc	579,488
4,300	Johnson Outdoors Inc Class A	520,300
84,750	KAR Auction Services Inc(a)	1,487,363
57,246	KB Home	2,331,057
25,100	Kimball International Inc Class B	330,065
27,200	Knoll Inc	706,928
10,800	La-Z-Boy Inc	400,032
19,707	LCI Industries	2,589,894
3,300	LGI Homes Inc(a)	534,402
56,473	Liberty Media Corp-Liberty Braves(a)	1,568,255
12,100	M/I Homes Inc(a)	709,907
8,300	MarineMax Inc(a)	404,542
19,344	Marriott Vacations Worldwide Corp(a)	3,081,499
8,100	Meritage Homes Corp(a)	762,048
30,700	Meritor Inc(a)	718,994
91,577	Methode Electronics Inc	4,506,504
61,197	Miller Industries Inc	2,413,610
24,900	Motorcar Parts of America Inc(a)	558,756
5,900	Nu Skin Enterprises Inc Class A	334,235
11,000	ODP Corp(a)	528,110
13,800	OneWater Marine Inc Class A	580,014
11,900	PC Connection Inc	550,613
4,300	Penske Automotive Group Inc	324,607
4,800	PetMed Express Inc	152,880
152,961	Qurate Retail Inc Series A	2,002,260
24,300	Resideo Technologies Inc(a)	729,000
3,800	Rocky Brands Inc	211,280
17,600	Rush Enterprises Inc Class A	761,024
27,600	ScanSource Inc(a)	776,388
48,690	Skyline Champion Corp(a)	2,595,177

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
15,700	Sonic Automotive Inc Class A	$ 702,418
11,000	Spirit Airlines Inc(a)	334,840
43,200	Sportsman's Warehouse Holdings Inc(a)	767,664
48,900	Steelcase Inc Class A	738,879
44,000	Suburban Propane Partners LP	674,960
26,500	Taylor Morrison Home Corp(a)	700,130
18,300	Tilly's Inc Class A	292,434
8,800	Travel + Leisure Co	523,160
32,300	Tri Pointe Homes Inc(a)	692,189
75,495	Urban Outfitters Inc(a)	3,111,904
48,600	Vera Bradley Inc(a)	602,154
12,642	VSE Corp	625,905
47,600	Wabash National Corp	761,600
7,900	WESCO International Inc(a)	812,278
12,600	World Fuel Services Corp	399,798
8,000	Zumiez Inc(a)	391,920
		77,340,928
Consumer, Non-Cyclical — 14.63%
85,315	Aaron's Co Inc	2,729,227
7,500	ABM Industries Inc	332,625
84,000	ACCO Brands Corp	724,920
101,185	Alta Equipment Group Inc(a)	1,344,749
9,994	AMN Healthcare Services Inc(a)	969,218
15,600	B&G Foods Inc	511,680
11,600	BGSF Inc	143,144
15,100	Cass Information Systems Inc	615,325
14,336	Catalent Inc(a)	1,550,008
11,900	CBIZ Inc(a)	389,963
10,500	Central Garden & Pet Co(a)	555,765
14,943	CONMED Corp	2,053,617
24,040	Darling Ingredients Inc(a)	1,622,700
131,138	Emerald Holding Inc(a)	706,834
24,600	Ennis Inc	529,392
16,225	Euronet Worldwide Inc(a)	2,196,054
2,800	FTI Consulting Inc(a)	382,508
17,000	GP Strategies Corp(a)	267,240
29,700	H&R Block Inc	697,356
28,100	Hanger Inc(a)	710,368
16,600	Heidrick & Struggles International Inc	739,530
10,152	Helen of Troy Ltd(a)	2,315,874
42,921	Herc Holdings Inc(a)	4,810,157
8,900	Ingles Markets Inc Class A	518,603
42,177	Inmode Ltd(a)	3,993,318
25,984	Insperity Inc	2,348,174
7,932	J & J Snack Foods Corp	1,383,420
30,974	John Wiley & Sons Inc Class A	1,864,015
22,300	Kelly Services Inc Class A(a)	534,531
3,600	Kforce Inc	226,548
64,459	Korn Ferry	4,676,500
66,806	Lantheus Holdings Inc(a)	1,846,518
12,900	MEDNAX Inc(a)	388,935
33,800	Natural Grocers by Vitamin Cottage Inc	363,012
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
115,375	Nomad Foods Ltd(a)	$ 3,261,651
144,419	Primo Water Corp	2,416,130
46,036	PROG Holdings Inc	2,215,713
73,733	Quanex Building Products Corp	1,831,528
11,100	Rent-A-Center Inc	589,077
37,300	Resources Connection Inc	535,628
19,055	Spectrum Brands Holdings Inc	1,620,437
15,100	Sprouts Farmers Market Inc(a)	375,235
68,600	Supernus Pharmaceuticals Inc(a)	2,112,194
10,100	Taro Pharmaceutical Industries Ltd(a)	726,796
25,200	TrueBlue Inc(a)	708,372
13,057	United Therapeutics Corp(a)	2,342,556
5,700	USANA Health Sciences Inc(a)	583,851
17,000	Vanda Pharmaceuticals Inc(a)	365,670
14,300	Vectrus Inc(a)	680,537
14,200	Village Super Market Inc Class A	333,842
7,700	Weis Markets Inc	397,782
10,213	WEX Inc(a)	1,980,301
144,900	Whole Earth Brands Inc(a)	2,101,050
		70,220,178
Energy — 5.66%
68,100	Berry Corp	457,632
17,100	Bonanza Creek Energy Inc	804,897
14,300	BP Midstream Partners LP	207,064
195,599	ChampionX Corp(a)	5,017,114
1	Chevron Corp	104
5,900	Core Laboratories NV	229,805
12,100	CVR Energy Inc	217,316
712	Delek US Holdings Inc	15,393
40,371	DMC Global Inc(a)	2,269,254
9,900	Dril-Quip Inc(a)	334,917
67,370	Earthstone Energy Inc Class A(a)	745,786
90,100	Equitrans Midstream Corp	766,751
226,900	Frank's International NV(a)	687,507
22,800	FutureFuel Corp	218,880
8,000	Green Plains Inc(a)	268,960
109,100	Helix Energy Solutions Group Inc(a)	622,961
12,000	HollyFrontier Corp	394,800
165,900	Kosmos Energy Ltd(a)	574,014
36,400	Liberty Oilfield Services Inc Class A(a)	515,424
32,900	Matrix Service Co(a)	345,450
33,200	Murphy Oil Corp	772,896
42,488	NextEra Energy Partners LP	3,244,384
152,500	NexTier Oilfield Solutions Inc(a)	725,900
44,000	Northern Oil and Gas Inc	913,880
9,100	Oasis Petroleum Inc	915,005
19,500	Oil States International Inc(a)	153,075
14,000	PDC Energy Inc	641,060
28,800	Penn Virginia Corp(a)	679,968
43,900	ProPetro Holding Corp(a)	402,124

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
45,500	Range Resources Corp(a)	$ 762,580
31,500	Rattler Midstream LP	343,980
4,600	REX American Resources Corp(a)	414,828
60,900	Select Energy Services Inc Class A(a)	367,836
24,200	Shell Midstream Partners LP	357,434
53,700	Solaris Oilfield Infrastructure Inc Class A	523,038
15,800	TechnipFMC PLC(a)	142,990
20,200	Warrior Met Coal Inc	347,440
13,900	Whiting Petroleum Corp(a)	758,245
		27,160,692
Financial — 27.69%
7,900	1st Source Corp	367,034
32,863	Agree Realty Corp REIT	2,316,513
1,900	Alexander's Inc REIT	509,105
9,100	AllianceBernstein Holding LP	423,696
17,700	Amalgamated Financial Corp	276,651
32,000	Ambac Financial Group Inc(a)	501,120
29,700	America First Multifamily Investors LP	200,178
16,700	American Equity Investment Life Holding Co	539,744
63,926	Americold Realty Trust REIT	2,419,599
67,850	Ameris Bancorp	3,435,245
13,000	Apollo Commercial Real Estate Finance Inc REIT	207,350
13,300	Argo Group International Holdings Ltd	689,339
43,000	Arlington Asset Investment Corp Class A REIT(a)	174,580
37,200	Associated Banc-Corp	761,856
76,523	Atlantic Union Bankshares Corp	2,771,663
14,000	Axis Capital Holdings Ltd	686,140
80,642	BancorpSouth Bank	2,284,588
16,000	BankUnited Inc	683,040
9,900	Bar Harbor Bankshares	283,338
26,711	Berkshire Hills Bancorp Inc	732,148
4,900	BOK Financial Corp	424,340
12,000	Bridgewater Bancshares Inc(a)	193,800
12,500	Brighthouse Financial Inc(a)	569,250
25,300	Brightsphere Investment Group Inc	592,779
60,900	BrightSpire Capital Inc REIT	572,460
34,300	Brookline Bancorp Inc	512,785
70,664	Bryn Mawr Bank Corp	2,981,314
24,800	Cadence BanCorp	517,824
4,200	Camden National Corp	200,592
13,200	Cathay General Bancorp	519,552
14,500	Central Pacific Financial Corp	377,870
13,300	CIT Group Inc	686,147
7,600	Civista Bancshares Inc	167,960
7,000	CNB Financial Corp	159,740
32,400	CNO Financial Group Inc	765,288
10,200	Community Trust Bancorp Inc	411,876
Shares		Fair Value
Financial — (continued)
19,800	ConnectOne Bancorp Inc	$ 518,166
18,200	Cowen Inc Class A	747,110
23,400	CrossFirst Bankshares Inc(a)	321,750
55,117	CubeSmart REIT	2,553,019
19,700	Customers Bancorp Inc(a)	768,103
91,696	CVB Financial Corp	1,888,021
2,000	Diamond Hill Investment Group Inc	334,620
22,935	Dime Community Bancshares Inc	771,075
13,100	Eagle Bancorp Inc	734,648
71,543	Employers Holdings Inc	3,062,040
2,900	Enstar Group Ltd(a)	692,868
14,600	Equity Bancshares Inc Class A(a)	445,154
8,900	Essent Group Ltd	400,055
2,600	Evercore Inc Class A	366,002
13,700	FB Financial Corp	511,284
28,503	Federal Agricultural Mortgage Corp Class C	2,818,947
17,000	Federated Hermes Inc	576,470
11,300	Financial Institutions Inc	339,000
48,255	First American Financial Corp	3,008,699
64,000	First BanCorp	762,880
14,100	First Busey Corp	347,706
8,200	First Business Financial Services Inc	221,974
21,700	First Financial Bancorp	512,771
13,100	First Financial Corp	534,742
25,500	First Hawaiian Inc	722,670
10,400	First Internet Bancorp	322,192
29,500	First Midwest Bancorp Inc	584,985
17,100	First of Long Island Corp	363,033
32,400	Flushing Financial Corp	694,332
41,400	FNB Corp	510,462
2,800	FS Bancorp Inc	199,556
48,400	Fulton Financial Corp	763,752
8,600	Global Indemnity Group LLC Class A	226,610
15,200	Granite Point Mortgage Trust Inc REIT	224,200
28,800	Great Ajax Corp REIT	373,824
10,800	Great Southern Bancorp Inc	582,120
22,000	Great Western Bancorp Inc	721,380
35,100	Greenhill & Co Inc	546,156
17,200	Hancock Whitney Corp	764,368
38,900	Hanmi Financial Corp	741,434
5,200	Hanover Insurance Group Inc	705,328
10,200	Hilltop Holdings Inc	371,280
114,514	Home BancShares Inc	2,826,205
14,100	HomeStreet Inc	574,434
8,600	HomeTrust Bancshares Inc	239,940
48,600	Hope Bancorp Inc	689,148
20,500	Horace Mann Educators Corp	767,110
19,600	Horizon Bancorp Inc	341,628
7,900	International Bancshares Corp	339,226
71,694	International Money Express Inc(a)	1,064,656
35,900	Investors Bancorp Inc	511,934

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,400	James River Group Holdings Ltd	$ 390,208
29,500	Lakeland Bancorp Inc	515,660
14,900	Lazard Ltd Class A	674,225
9,600	Live Oak Bancshares Inc	566,400
22,100	Luther Burbank Corp	262,106
30,753	McGrath RentCorp	2,508,522
11,400	Mercantile Bank Corp	344,280
11,400	Meridian Bancorp Inc	233,244
72,144	Meta Financial Group Inc	3,652,651
6,600	Metropolitan Bank Holding Corp(a)	397,452
38,300	MFA Financial Inc REIT	175,797
25,500	Midland States Bancorp Inc	669,885
11,700	MidWestOne Financial Group Inc	336,609
2,600	National Western Life Group Inc Class A	583,414
30,400	Navient Corp	587,632
24,500	Northfield Bancorp Inc	401,800
4,400	Northrim BanCorp Inc	188,100
127,356	OceanFirst Financial Corp	2,654,099
9,900	Orrstown Financial Services Inc	228,393
18,500	PacWest Bancorp	761,460
17,700	Peapack-Gladstone Financial Corp	549,939
23,300	Pebblebrook Hotel Trust REIT	548,715
5,700	Peoples Bancorp Inc	168,834
39,433	Pinnacle Financial Partners Inc	3,481,540
63,418	Popular Inc	4,759,521
8,100	Preferred Bank	512,487
11,200	Premier Financial Corp	318,192
26,200	Primis Financial Corp	399,812
22,800	ProAssurance Corp	518,700
32,514	Prosperity Bancshares Inc	2,334,505
25,400	Provident Financial Services Inc	581,406
18,800	Radian Group Inc	418,300
14,500	RBB Bancorp	351,190
6,600	RE/MAX Holdings Inc Class A	219,978
6,200	Republic Bancorp Inc Class A	286,006
44,492	Rexford Industrial Realty Inc REIT	2,533,819
18,500	RMR Group Inc Class A	714,840
22,100	S&T Bancorp Inc	691,730
5,300	Sandy Spring Bancorp Inc	233,889
21,700	Seritage Growth Properties REIT Class A(a)	399,280
6,500	Sierra Bancorp	165,425
5,500	Simmons First National Corp Class A	161,370
57,300	SiriusPoint Ltd(a)	577,011
27,300	SLM Corp	571,662
28,709	South State Corp	2,347,248
5,600	Southern Missouri Bancorp Inc	251,776
67,606	STAG Industrial Inc REIT	2,530,493
20,300	State Auto Financial Corp	347,536
Shares		Fair Value
Financial — (continued)
12,500	Stewart Information Services Corp	$ 708,625
52,510	Stifel Financial Corp	3,405,799
17,400	Synovus Financial Corp	763,512
6,300	Territorial Bancorp Inc	163,611
10,800	Texas Capital Bancshares Inc(a)	685,692
17,100	Towne Bank	520,182
13,800	TPG RE Finance Trust Inc REIT	185,610
4,700	TriCo Bancshares	200,126
15,500	TriState Capital Holdings Inc(a)	316,045
54,229	Triumph Bancorp Inc(a)	4,026,503
16,900	TrustCo Bank Corp NY	581,022
5,700	Trustmark Corp	175,560
31,500	Umpqua Holdings Corp	581,175
13,200	Univest Financial Corp	348,084
25,700	Valley National Bancorp	345,151
19,900	Victory Capital Holdings Inc Class A	642,571
22,400	Washington Federal Inc	711,872
6,700	Washington Trust Bancorp Inc	344,045
14,200	Webster Financial Corp	757,428
57,739	Wintrust Financial Corp	4,366,801
		132,862,126
Industrial — 18.92%
17,900	AAR Corp(a)	693,625
2,000	Acuity Brands Inc	374,060
17,064	Advanced Energy Industries Inc	1,923,283
50,925	AECOM (a)	3,224,571
21,106	Alamo Group Inc	3,222,464
26,071	Albany International Corp Class A	2,327,097
52,752	Altra Industrial Motion Corp	3,429,935
10,901	American Woodmark Corp(a)	890,503
9,500	Apogee Enterprises Inc	386,935
57,989	Arcosa Inc	3,406,274
55,500	Armstrong Flooring Inc(a)	343,545
15,891	Armstrong World Industries Inc	1,704,469
28,014	Atkore Inc(a)	1,988,994
17,200	Avnet Inc	689,376
30,896	AZZ Inc	1,599,795
13,500	Belden Inc	682,695
9,200	Boise Cascade Co	536,820
28,064	BWX Technologies Inc	1,631,080
11,600	Cactus Inc Class A	425,952
25,508	Clean Harbors Inc(a)	2,375,815
59,455	Columbus McKinnon Corp	2,868,109
7,600	Comfort Systems USA Inc	598,804
31,700	Comtech Telecommunications Corp	765,872
4,700	Crane Co	434,139
20,900	DXP Enterprises Inc(a)	695,970
9,900	Encore Wire Corp	750,321
3,500	Energizer Holdings Inc	150,430
7,700	EnerSys	752,521

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,800	EnPro Industries Inc	$ 757,770
8,100	Flowserve Corp	326,592
43,000	Fluor Corp(a)	761,100
3,900	Forward Air Corp	350,025
45,616	frontdoor Inc(a)	2,272,589
197,436	Genco Shipping & Trading Ltd	3,727,592
60,300	GrafTech International Ltd	700,686
10,200	Graham Corp	140,352
50,100	Great Lakes Dredge & Dock Corp(a)	731,961
17,600	Greenbrier Cos Inc	767,008
7,500	Griffon Corp	192,225
16,000	Hillenbrand Inc	705,280
10,700	Hoegh LNG Partners LP	188,213
7,800	Hyster-Yale Materials Handling Inc	569,244
12,173	John Bean Technologies Corp	1,736,113
20,183	Kadant Inc	3,554,025
11,200	Kennametal Inc	402,304
67,791	Kimball Electronics Inc(a)	1,473,776
6,484	Littelfuse Inc	1,652,058
6,800	Masonite International Corp(a)	760,172
7,900	Matson Inc	505,600
88,624	MDU Resources Group Inc	2,777,476
6,900	Moog Inc Class A	580,014
8,600	Mueller Industries Inc	372,466
25,100	Mueller Water Products Inc Class A	361,942
5,100	MYR Group Inc(a)	463,692
5,000	National Presto Industries Inc	508,250
4,900	NVE Corp	362,845
1,900	Plexus Corp(a)	173,679
12,000	Powell Industries Inc	371,400
23,400	Primoris Services Corp	688,662
93,483	Pure Cycle Corp(a)	1,291,935
12,442	Raven Industries Inc	719,770
17,700	Sanmina Corp(a)	689,592
7,400	Schneider National Inc Class B	161,098
23,600	Star Group LP	264,320
15,400	Sterling Construction Co Inc(a)	371,602
15,477	SYNNEX Corp	1,884,480
40,500	Thermon Group Holdings Inc(a)	690,120
26,900	Tredegar Corp	370,413
59,462	TriMas Corp(a)	1,803,482
12,900	Trinseo SA	771,936
163,323	TTM Technologies Inc(a)	2,335,519
37,600	Tutor Perini Corp(a)	520,760
38,208	UFP Industries Inc	2,840,383
14,100	Universal Logistics Holdings Inc	328,530
4,100	US Ecology Inc(a)	153,832
3,000	Valmont Industries Inc	708,150
129,820	Vertiv Holdings Co	3,544,086
31,300	Vishay Intertechnology Inc	705,815
73,750	Vontier Corp	2,402,775
Shares		Fair Value
Industrial — (continued)
6,600	Worthington Industries Inc	$ 403,788
		90,770,951
Technology — 6.36%
45,860	ACI Worldwide Inc(a)	1,703,240
175,171	Allscripts Healthcare Solutions Inc(a)	3,242,415
5,263	BM Technologies Inc(a)	65,472
24,509	Concentrix Corp(a)	3,941,047
39,254	CSG Systems International Inc	1,852,004
26,300	Diebold Nixdorf Inc(a)	337,692
9,600	Diodes Inc(a)	765,792
72,764	Donnelley Financial Solutions Inc(a)	2,401,212
12,100	Ebix Inc	410,190
7,600	Insight Enterprises Inc(a)	760,076
20,200	KBR Inc	770,630
55,400	Photronics Inc(a)	731,834
96,801	Rambus Inc(a)	2,295,152
30,341	Science Applications International Corp	2,661,816
19,900	Super Micro Computer Inc(a)	700,082
11,700	Sykes Enterprises Inc(a)	628,290
99,113	Tower Semiconductor Ltd(a)	2,916,896
99,736	Unisys Corp(a)	2,524,318
24,268	Verint Systems Inc(a)	1,093,759
32,300	Xperi Holding Corp	718,352
		30,520,269
Utilities — 2.41%
44,622	ALLETE Inc	3,122,648
18,000	Avista Corp	768,060
18,100	Hawaiian Electric Industries Inc	765,268
40,274	NorthWestern Corp	2,425,300
15,800	Otter Tail Corp	771,198
15,700	PNM Resources Inc	765,689
16,600	Portland General Electric Co	764,928
27,300	South Jersey Industries Inc	707,889
11,800	Southwest Gas Holdings Inc	781,042
9,500	Spire Inc	686,565
		11,558,587
TOTAL COMMON STOCK — 97.38% (Cost $328,765,007)		$467,303,841
TOTAL INVESTMENTS — 97.38% (Cost $328,765,007)		$467,303,841
OTHER ASSETS & LIABILITIES, NET — 2.62%		$ 12,573,008
TOTAL NET ASSETS — 100.00%		$479,876,849

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Non-income producing security.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Small Cap Value Fund (Formerly Great-West Loomis Sayles Small Cap Value Fund)
ASSETS:
Investments in securities, fair value(a)	$467,303,841
Cash	43,691,593
Dividends receivable	382,289
Subscriptions receivable	104,359
Receivable for investments sold	1,199,470
Total Assets	512,681,552
LIABILITIES:
Payable for director fees	3,052
Payable for investments purchased	30,532,959
Payable for other accrued fees	55,746
Payable for shareholder services fees	25,130
Payable to investment adviser	290,317
Redemptions payable	1,897,499
Total Liabilities	32,804,703
NET ASSETS	$479,876,849
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,239,150
Paid-in capital in excess of par	278,299,210
Undistributed/accumulated earnings	197,338,489
NET ASSETS	$479,876,849
NET ASSETS BY CLASS
Investor Class	$78,382,764
Institutional Class	$401,494,085
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	2,160,487
Institutional Class	40,231,013
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$36.28
Institutional Class	$9.98
(a) Cost of investments	$328,765,007
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Small Cap Value Fund (Formerly Great-West Loomis Sayles Small Cap Value Fund)
INVESTMENT INCOME:
Dividends	$3,043,022
Foreign withholding tax	(3,897)
Total Income	3,039,125
EXPENSES:
Management fees	1,575,413
Shareholder services fees – Investor Class	132,996
Audit and tax fees	15,444
Custodian fees	11,338
Director's fees	7,308
Legal fees	8,241
Pricing fees	1,207
Registration fees	17,259
Shareholder report fees	2,259
Transfer agent fees	4,044
Other fees	2,167
Total Expenses	1,777,676
Less amount waived by investment adviser	14,648
Net Expenses	1,763,028
NET INVESTMENT INCOME	1,276,097
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	41,481,264
Net Realized Gain	41,481,264
Net change in unrealized appreciation on investments	57,136,296
Net Change in Unrealized Appreciation	57,136,296
Net Realized and Unrealized Gain	98,617,560
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,893,657
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Small Cap Value Fund (Formerly Great-West Loomis Sayles Small Cap Value Fund)	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,276,097	$2,671,543
Net realized gain	41,481,264	25,917,916
Net change in unrealized appreciation	57,136,296	15,552,389
Net Increase in Net Assets Resulting from Operations	99,893,657	44,141,848
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(148,534)
Institutional Class	(1,171,823)	(3,183,528)
From Net Investment Income and Net Realized Gains	(1,171,823)	(3,332,062)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	16,855,318	14,555,135
Institutional Class	49,474,692	78,502,883
Shares issued in reinvestment of distributions
Investor Class	-	148,534
Institutional Class	1,171,823	3,183,528
Shares issued in connection with fund reorganization
Investor Class	N/A	9,590,011
Institutional Class	N/A	113,783,877
Shares redeemed
Investor Class	(23,740,764)	(24,132,925)
Institutional Class	(83,029,501)	(105,565,347)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(39,268,432)	90,065,696
Total Increase in Net Assets	59,453,402	130,875,482
NET ASSETS:
Beginning of Period	420,423,447	289,547,965
End of Period	$479,876,849	$420,423,447
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	490,883	657,741
Institutional Class	5,055,377	13,399,132
Shares issued in reinvestment of distributions
Investor Class	-	6,296
Institutional Class	117,535	503,539
Shares issued in connection with fund reorganization
Investor Class	N/A	389,229
Institutional Class	N/A	16,778,124
Shares redeemed
Investor Class	(696,749)	(1,018,803)
Institutional Class	(8,887,299)	(15,274,282)
Net Increase (Decrease)	(3,920,253)	15,440,976
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$29.05	0.05	7.18	7.23	-	-	-	$36.28	24.89% (d)
12/31/2020	$28.23	0.14	0.75	0.89	-	(0.07)	(0.07)	$29.05	3.20%
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (e)	(0.13)	(0.13)	$28.23	24.67%
12/31/2018	$27.91	0.05	(4.55)	(4.50)	-	(0.66)	(0.66)	$22.75	(16.20%)
12/31/2017	$27.25	0.06	2.55	2.61	(0.02)	(1.93)	(1.95)	$27.91	9.73%
12/31/2016	$22.27	0.10	5.64	5.74	(0.02)	(0.74)	(0.76)	$27.25	25.83%
Institutional Class
06/30/2021(Unaudited)	$ 8.00	0.03	1.98	2.01	(0.03)	-	(0.03)	$ 9.98	25.14% (d)
12/31/2020	$ 7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$ 8.00	3.54%
12/31/2019	$ 6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$ 7.84	25.17%
12/31/2018	$ 8.43	0.05	(1.37)	(1.32)	(0.04)	(0.66)	(0.70)	$ 6.41	(15.93%)
12/31/2017	$ 9.52	0.06	0.86	0.92	(0.08)	(1.93)	(2.01)	$ 8.43	10.15%
12/31/2016	$ 8.20	0.07	2.07	2.14	(0.08)	(0.74)	(0.82)	$ 9.52	26.31%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 78,383	1.13% (g)	1.09% (g)	0.27% (g)	18% (d)
12/31/2020	$ 68,753	1.13%	1.09%	0.58%	93%
12/31/2019	$ 65,827	1.13%	1.09%	0.35%	25%
12/31/2018	$ 66,129	1.12%	1.09%	0.18%	35%
12/31/2017	$ 93,025	1.15%	1.11%	0.22%	26%
12/31/2016	$103,456	1.15%	1.14%	0.42%	31%
Institutional Class
06/30/2021 (Unaudited)	$401,494	0.73% (g)	0.73% (g)	0.64% (g)	18% (d)
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
12/31/2018	$192,501	0.74%	0.74%	0.58%	35%
12/31/2017	$130,114	0.78%	0.75%	0.58%	26%
12/31/2016	$139,505	0.78%	0.77%	0.79%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Small Cap Value Fund (Formerly Great-West Loomis Sayles Small Cap Value Fund) (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2021

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$331,074,483
Gross unrealized appreciation on investments	141,447,023
Gross unrealized depreciation on investments	(5,217,665)
Net unrealized appreciation on investments	$136,229,358
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.71% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.74% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$28,196	$26,985	$24,439	$14,648	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Hotchkis & Wiley Capital Management, LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - June 30, 2021

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $77,313,713 and $119,517,984, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2021.
5.  FUND REORGANIZATION
On October 23, 2020, the Fund (Acquiring Fund) acquired all the net assets of the Great-West Invesco Small Cap Value Fund (the Target Fund) pursuant to an agreement and plan of reorganization (the Reorganization) approved by the Board of Directors. The Reorganization was structured to qualify as a tax-free Reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund’s shareholders will not recognize gains or losses for federal income tax purposes as a result of the Reorganization. The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Fund in exchange for shares of the Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
Cost of investments	$ 116,787,174
Investments in securities, fair value	122,951,666
Net unrealized appreciation	6,164,492
For financial reporting purposes, assets received and shares issued by the Target Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:

Semi-Annual Report - June 30, 2021

	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Institutional Class	14,998,643	$113,783,877	$ 7.59
Investor Class	1,083,280	9,590,011	8.85

Acquiring Fund - Prior to the Reorganization
Institutional Class	34,127,572	231,444,114	6.78
Investor Class	2,163,744	53,311,527	24.64
Class L

Acquiring Fund - After the Reorganization
Institutional Class	50,905,696	345,227,991	6.78
Investor Class	2,552,974	62,901,538	24.64
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2020. Assuming the Reorganization had been completed on January 1, 2020, the beginning of the Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2020, are as follows:
Net investment income	$ 3,719,919
Net realized and unrealized gain	30,220,517
Net increase in net assets resulting from operations	$ 33,940,436
Because the combined investment portfolios have been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statement of Operations for the Fund since the Reorganization was consummated.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Small Cap Value Fund (formerly, Great-West Loomis Sayles Small Cap Value Fund) (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Loomis, Sayles & Company, L.P. (“Loomis” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, Loomis. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 72nd, 76th, 70th and 65th percentiles for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively. Similarly, the annualized returns of the Fund’s Institutional Class were in the fourth quintile of its performance universe for each period reviewed, with specific rankings in the 70th, 72nd and 65th percentiles for the one-, three- and five-year periods ended December 31, 2020, respectively. The Board also observed that with the exception of one-year period ended December 31, 2020, each class of the Fund underperformed the benchmark for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of market conditions and macro-economic developments, security selections and sector allocations and weightings, and other portfolio characteristics on the Fund’s performance. The Board considered the Sub-Adviser’s statement that its investment philosophy is designed to identify quality companies where the current stock price reflects a discount of the firm’s assessment of its intrinsic value, while managing to an appropriate level of risk, and that the Sub-Adviser remains confident in its ability to achieve the Fund’s investment objective over the long-term.
The Board’s assessment of performance results was also informed by its understanding of GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. The Board considered GWCM’s efforts to seek to remediate the Fund’s underperformance, including recently by recommending the addition of Hotchkis & Wiley Capital Management, LLC (“Hotchkis”) as a new sub-adviser to the Fund as part of the reorganization of the Great-West Invesco Small Cap Value Fund with and into the Fund (the “Reorganization”). The Reorganization, the Board noted, took place on October 23, 2020, and consolidated two small cap value funds into a single, multi-managed fund which GWCM believes is more commercially viable and in the best interests of shareholders. In this connection, the Board recalled its approval of the appointment of Hotchkis as a sub-adviser for the Fund at the Board’s June 2020 meeting.
Taking into account the foregoing, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds and that the Fund’s total annual operating expense ratio for each class was in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted that the Sub-Adviser provided information regarding its standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, as well as the fee charged to the Sub-Adviser’s U.S. retail mutual fund employing a similar strategy which, in each case, was higher than the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board also noted that the sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. Noting that the percentage of the management fee retained by GWCM exceeded the median of the Fund’s Lipper investment classification as to each class of the Fund, the Board considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. The Sub-Adviser also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund. In addition, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021